Leases	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Leases
23.	Leases
The Group leases several office premises.
See accounting policy in Notes 4 and 5.

(i)	Right-of-use assets
(in thousands of Russian Roubles)

Total
Balance at January 1, 2019	345,051
Additions to right-of-use assets	6,391
Modification of right-of use assets	2,756
Depreciation charge for the year	(74,365)
Translation difference	(584)

Balance at December 31, 2019	279,249

(ii)	Lease liabilities
(in thousands of Russian Roubles)

Total
Balance at January 1, 2019	343,455
New leases	6,391
Modification of leases	2,756
Interest on lease liabilities	32,941
Payment of interest on lease liabilities	(32,941)
Payment of lease liabilities	(61,376)
Translation difference	(608)

Balance at December 31, 2019	290,618

including:
Current portion	59,816
Non-current portion	230,802

(iii)	Amounts recognized in the consolidated statement of income and comprehensive income
(in thousands of Russian Roubles)

2019
Leases under IFRS 16
Interest on lease liabilities	32,941
Depreciation charge on right-of-use assets	74,365
Expenses relating to short-term leases	16,394

Total	123,700

2018
Operating leases under IAS 17
Lease expense	84,638

(iv)	Amounts recognized in the consolidated statement of cash flows
(in thousands of Russian Roubles)

2019
Total cash outflow for leases	110,710